Pension benefits - Consolidated Balance Sheet Position (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Defined benefit obligation - Non-current liabilities	$ (1)	$ (5)
Deferred tax asset	0	1
Net defined benefit pension obligation	$ (1)	$ (4)